INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of intangible assets
Beginning balance	$ 402
Charge for the year	123	$ 106	$ 46
Ending balance	278	402
Software
Reconciliation of intangible assets
Beginning balance	82
Ending balance	22	82
License
Reconciliation of intangible assets
Beginning balance	320
Ending balance	256	320
Brand name
Reconciliation of intangible assets
Beginning balance	0
Ending balance	0	0
COST
Reconciliation of intangible assets
Beginning balance	2,255	2,150
Additions	7	173
Disposals	(10)
Exchange adjustments	(1)	3
Disposal of a subsidiary (Note 43)		(71)
Ending balance	2,251	2,255	2,150
COST | Software
Reconciliation of intangible assets
Beginning balance	169	129
Additions	7	108
Disposals	(10)
Exchange adjustments	1	3
Disposal of a subsidiary (Note 43)		(71)
Ending balance	167	169	129
COST | License
Reconciliation of intangible assets
Beginning balance	486	421
Additions		65
Exchange adjustments	(2)
Ending balance	484	486	421
COST | Brand name
Reconciliation of intangible assets
Beginning balance	1,600	1,600
Ending balance	1,600	1,600	1,600
ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Beginning balance	(253)	(213)
Charge for the year	123	106
Disposals		62
Exchange adjustments	(3)	(4)
Ending balance	(373)	(253)	(213)
ACCUMULATED DEPRECIATION | Software
Reconciliation of intangible assets
Beginning balance	(87)	(98)
Charge for the year	58	55
Disposals		62
Exchange adjustments		(4)
Ending balance	(145)	(87)	(98)
ACCUMULATED DEPRECIATION | License
Reconciliation of intangible assets
Beginning balance	(166)	(115)
Charge for the year	65	51
Exchange adjustments	(3)
Ending balance	(228)	(166)	(115)
ACCUMULATED DEPRECIATION | Brand name
Reconciliation of intangible assets
Beginning balance	0	0
Ending balance	0	0	0
Accumulated impairment
Reconciliation of intangible assets
Beginning balance		0
Impairment during the year		1,600
Ending balance	(1,600)		0
Accumulated impairment | Software
Reconciliation of intangible assets
Beginning balance		0
Ending balance	0		0
Accumulated impairment | License
Reconciliation of intangible assets
Beginning balance		0
Ending balance	0		0
Accumulated impairment | Brand name
Reconciliation of intangible assets
Beginning balance		0
Impairment during the year		$ 1,600
Ending balance	$ (1,600)		$ 0